Basis of Preparation	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Preparation [Abstract]
Basis of Preparation
Note 2 - Basis of Preparation

A.	Basis of preparation of the financial statements

1.
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The operating cycle of the Company is one year.

The consolidated financial statements were authorized by the Company’s Board of Directors for issue on April 7, 2023.

2.	Consistent accounting policies

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

3.
These consolidated financial statements are presented in euro, which is the Company’s functional currency, and have been rounded to the nearest thousand, except when otherwise indicated. The euro is the currency that represents the principal economic environment in which the Company operates.

4.	Basis of measurement - The consolidated financial statements have been prepared on the historical cost basis, except for the following:

(i)	Investment in investee accounted for using the equity method;

(ii)	Marketable securities;

(iii)	Deferred tax assets and liabilities;

(iv)	Financial instruments measured at fair value through other comprehensive income;

(v)	Derivative financial instruments and other receivables measured at fair value through profit or loss; and

(vi)	Provisions.

B.	Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions regarding circumstances and events that involve considerable uncertainty, that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. The Company’s management prepares the estimates on the basis of past experience, various facts, external circumstances and reasonable assumptions according to the pertinent circumstances of each estimate.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. The key assumptions made in the financial statements with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities within the next financial year are discussed below:

Recoverable amount of cash generating unit:

The Company examines at the end of each reporting year whether there have been any events or changes in circumstances that indicate impairment of fixed assets. When an indication of impairment is revealed, the Company checks whether the carrying amount of the fixed assets is recoverable. An impairment loss is recognized if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. See note 6D1.

Fair value measurement of non-trading derivatives:

Within the scope of the valuation of financial assets and derivatives not traded on an active market, management makes assumptions about inputs used in the valuation models. For information on a sensitivity analysis of levels 2 and 3 financial instruments carried at fair value see Note 21 regarding financial instruments.

Recognition of deferred tax asset in respect of tax losses:

The probability that in the future there will be taxable profits against which carried forward losses can be utilized. See Note 19 regarding taxes on income.

Business combination:

The Company allocates the fair value of assets and liabilities acquired in a business combination based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets.

Determination of fair value:

Preparation of the financial statements requires the Company to determine the fair value of certain assets and liabilities. Further information about the assumptions that were used to determine fair value is included in the following notes:

•	Note 15, on share-based payments; and

•	Note 21, on financial instruments.

When determining the fair value of an asset or liability, the Company uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3: inputs that are not based on observable market data (unobservable inputs).

C.	Adjustment in connection with the retrospective application

Amendment to IAS 16, Property, Plant and Equipment (“the Amendment”) -

The Amendment annuls the requirement by which in the calculation of costs directly attributable to fixed assets, the net proceeds from selling certain items that were produced while the Company tested the functioning of the asset should be deducted (such as samples that were produced when testing the equipment). Instead, such proceeds shall be recognized in profit or loss and the cost of the sold items will be measured according to the measurement requirements of IAS 2, Inventories.

The Amendment is applied retrospectively, including an amendment of comparative data, only with respect to fixed asset items that have been brought to the location and condition required for them to operate in the manner intended by management subsequent to the earliest reporting period presented at the date of initial application of the Amendment.

The cumulative effect of the Amendment was included in the opening balance of accumulated deficit for the earliest reporting period presented.

As a result of applying the Amendment the Company recognized an increase in the balance of fixed assets against a corresponding decrease in accumulated deficit and the deferred tax in 2021. Please see the tables below:

	December 31, 2021
	€ in thousands
	As previously reported	Application effect IAS16- Amendment	As reported in these financial statements

Fixed assets	340,065	832	340,897
Deferred tax	8,836	208	9,044
Accumulated deficit	(7,217)	318	(6,899)
Non-controlling interest	(2,037)	306	(1,731)

Revenues	44,783	938	45,721
Operating expenses	(17,524)	(66)	(17,590)
Depreciation and amortization expenses	(15,076)	(40)	(15,116)
Tax benefit (Taxes on income)	2,489	(208)	2,281
Profit (loss) attributable to:
Owners of the Company	(15,408)	318	(15,090)
Non-controlling interests	(4,856)	306	(4,550)

Basic loss per share	(1.20)	0.02	(1.18)
Diluted loss per share	(1.20)	0.02	(1.18)

D.	Initial application of new standards, amendments to standards and interpretations

1.	Amendment to IAS 37, Provisions, Contingent Liabilities and Contingent Assets - Costs of Fulfilling a Contract (“the Amendment”)

According to the Amendment, when assessing whether a contract is onerous, the costs of fulfilling a contract that should be taken into consideration are costs that relate directly to the contract, which include as follows:

-	Incremental costs; and

-	An allocation of other costs that relate directly to fulfilling a contract (such as depreciation expenses for fixed assets used in fulfilling that contract and other contracts).

The Amendment is applied retrospectively as from January 1, 2022, in respect of contracts where the entity has not yet fulfilled all its obligations. Upon application of the Amendment, the Company adjusted the opening balance of accumulated deficit at the date of initial application, by the amount of the cumulative effect of the Amendment and did not restate comparative data.

Application of the Amendment did not have a material effect on the financial statements.

2.	Amendment to IFRS 3, Business Combinations (“the Amendment”)

The Amendment replaces the requirement to recognize liabilities from business combinations in accordance with the conceptual framework, the reason being that the interaction between those instructions and the guidance provided in IAS 37 regarding recognition of liabilities was unclear in certain cases.

The Amendment adds an exception to the principle for recognizing liabilities in IFRS 3. According to the exception, contingent liabilities are to be recognized according to the requirements of IAS 37 and IFRIC 21 and not according to the conceptual framework. The Amendment prevents differences in the timing of recognizing liabilities that could have led to the recognition of gains and losses immediately after the business combination (day 2 gain or loss). The Amendment also clarifies that contingent assets are not to be recognized on the date of the business combination.

The Amendment is effective for annual periods beginning on or after January 1, 2022.

Application of the Amendment did not have a material effect on the financial statements.